Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	333-127953
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Entity Tax Identification Number	59-3509694
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9375 E. Shea Blvd.
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(800)
Local Phone Number	213-0689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false